Goodwill and Long-Lived Assets Impairment (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of goodwill and impairment loss
Cash Generating Unit	Acquisition Date	June 30, 2025	June 30, 2024
OFIT GM	November 1, 2023	$289	$3,522
Impairment loss		(289)	(3,233)
OFIT RT	November 1, 2023	150	1,017
Impairment loss		(150)	(867)
SFF	July 8, 2024	20,544	-
Impairment loss		(17,778)	-
		$2,766	$439

Schedule of cash generating unit
SFF Cash Generating Units	Construction in progress	Intangible assets	Other net assets	Goodwill	Total
Carrying value, July 9, 2024	$10,564	$20,920	$22,540	$20,544	$74,568
Impairment	-	-		(17,778)	(17,778)
Recoverable amount, July 9, 2024	$10,564	$20,920	$22,540	$2,766	$56,790

OFIT GM Cash Generating Unit	Property, plant, and equipment	Intangible assets	Other net liabilities	Goodwill	Total
Carrying value, June 30, 2025	$1,913	$1,307	$(22)	$289	$3,487
Impairment	(490)	(335)	-	(289)	(1,114)
Recoverable amount, June 30, 2025	$1,423	$972	$(22)	$-	$2,373

OFIT GM Cash Generating Unit	Property, plant, and equipment	Intangible assets	Other net assets	Goodwill	Total
Carrying value, June 30, 2024	$2,064	$1,423	$-	$3,522	$7,009
Impairment	-	-	-	(3,233)	(3,233)
Recoverable amount, June 30, 2024	$2,064	$1,423	$-	$289	$3,776

OFIT RT Cash Generating Unit	Property, plant, and equipment	Intangible assets	Other net assets	Goodwill	Total
Carrying value, June 30, 2025	$826	$532	$25	$150	$1,533
Impairment	(347)	(224)	-	(150)	(721)
Recoverable amount, June 30, 2025	$479	$308	$25	$-	$812

OFIT RT Cash Generating Unit	Property, plant, and equipment	Intangible assets	Other net assets	Goodwill	Total
Carrying value, June 30, 2024	$891	$579	$-	$1,017	$2,487
Impairment	-	-	-	(867)	(867)
Recoverable amount, June 30, 2024	$891	$579	$-	$150	$1,620

SFF Cash Generating Units	Construction in progress	Intangible assets	Other net assets	Goodwill	Total
Carrying value, June 30, 2025	$25,540	$19,611	$25,798	$2,766	$73,715
Impairment	(3,908)	(6,853)	-	-	(10,761)
Recoverable amount, June 30, 2025	$21,632	$12,758	$25,798	$2,766	$62,954

Schedule of assumptions in estimating recoverable amounts
Cash Generating Unit	OFIT GM	OFIT RT	SFF
Discount rate (pre-tax)	13.50%	13.90%	9.18%
Revenue equipment degradation rate	0.55%	0.55%	0.74%
Normal use life of assets	Remaining contract life of power purchase agreements
Operating expense inflation	2.00%	2.00%	2.00%